TRADE AND OTHER RECEIVABLES (Details) - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER RECEIVABLES
Trade receivables - gold sales	R 499.6	R 658.1	R 933.4
Trade receivables - PGM sales	4,512.4	4,001.9
Other trade receivables	431.4	306.5	108.4
Payroll debtors	174.1	154.7	109.5
Interest receivable	8.5	6.6	7.8
Financial assets	5,626.0	5,127.8	1,159.1
Prepayments	245.0	298.1	123.7
Value added tax	326.6	322.0	344.6
Total trade and other receivables	R 6,197.6	R 5,747.9	R 1,627.4